Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,765,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,696.25
Total Offset Amount	0.00
Net Fee	3,696.25
Narrative - Max Aggregate Offering Price	$ 26,765,000.00
Final Prospectus	true